Consolidated Statements of Stockholders’ Equity - Symon (USD $)	Common Class L [Member]	Nonvoting Common Stock [Member]	Additional Paid-in Capital [Member]	Notes Receivable - Stock Purchases [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2010	$ 10,000	$ 967	$ 10,214,013	$ (253,544)	$ (12,621)	$ 554,017	$ 10,512,832
Balance (in Shares) at Jan. 31, 2010	1,000,000	96,700
Accrued interest – stock notes receivable				(11,764)			(11,764)
Net income						1,765,431	1,765,431
Foreign currency translation adjustments					14,320		14,320
Balance at Jan. 31, 2011	10,000	967	10,214,013	(265,308)	1,699	2,319,448	12,280,819
Balance (in Shares) at Jan. 31, 2011	1,000,000	96,700
Accrued interest – stock notes receivable				(8,773)			(8,773)
Restricted stock repurchases		(278)	(64,370)	76,236			11,588
Restricted stock repurchases (in Shares)		(27,811)
Net income						3,926,292	3,926,292
Foreign currency translation adjustments					(42,826)		(42,826)
Balance at Jan. 31, 2012	10,000	689	10,149,643	(197,845)	(41,127)	6,245,740	16,167,100
Balance (in Shares) at Jan. 31, 2012	1,000,000	68,889
Accrued interest – stock notes receivable				(9,180)			(9,180)
Net income						3,491,050	3,491,050
Foreign currency translation adjustments					2,187		2,187
Balance at Jan. 31, 2013	$ 10,000	$ 689	$ 10,149,643	$ (207,025)	$ (38,940)	$ 9,736,790	$ 19,651,157
Balance (in Shares) at Jan. 31, 2013	1,000,000	68,889